Revenue From Contracts With Customers - Summary of of revenue from contracts with customers (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 150,135	$ 135,925	$ 100,711
Singapore Marketplace Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	85,988	69,241	55,891
Vietnam Marketplace Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	17,130	24,040	18,767
Malaysia Marketplace Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	27,740	25,388	14,315
Other Asia Marketplace Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	13,210	12,192	8,361
Fintech And Data Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,067	5,064	3,377
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	49,208	31,543	20,068
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	100,927	104,382	80,643
Agent Revenue Subscription [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	66,385	51,905	41,773
Agent Discretionary [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	55,554	56,453	35,179
Agent Revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	121,939	108,358	76,952
Agent Revenue [Member] | Singapore Marketplace Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	80,363	61,799	46,170
Agent Revenue [Member] | Vietnam Marketplace Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16,352	22,902	17,365
Agent Revenue [Member] | Malaysia Marketplace Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	21,063	19,955	10,275
Agent Revenue [Member] | Other Asia Marketplace Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,161	3,702	3,142
Agent Revenue [Member] | Fintech And Data Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Developer revenue Advertising activities [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	10,218	10,794	10,749
Developer revenue Events [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	8,265	8,817	6,328
Developer revenue Events [Member] | Singapore Marketplace Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,625
Developer revenue Events [Member] | Vietnam Marketplace Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	778
Developer revenue Events [Member] | Malaysia Marketplace Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,677
Developer revenue Events [Member] | Other Asia Marketplace Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,049
Developer revenue Events [Member] | Fintech And Data Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0
Developer revenue Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,646	2,892	3,305
Developer revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	22,129	22,503	20,382
Developer revenue [Member] | Singapore Marketplace Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		7,442	9,721
Developer revenue [Member] | Vietnam Marketplace Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		1,138	1,402
Developer revenue [Member] | Malaysia Marketplace Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		5,433	4,040
Developer revenue [Member] | Other Asia Marketplace Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		8,490	5,219
Developer revenue [Member] | Fintech And Data Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		0	0
Fintech and data [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,067	5,064	3,377
Fintech and data [Member] | Singapore Marketplace Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Fintech and data [Member] | Vietnam Marketplace Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Fintech and data [Member] | Malaysia Marketplace Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Fintech and data [Member] | Other Asia Marketplace Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0	0
Fintech and data [Member] | Fintech And Data Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 6,067	$ 5,064	$ 3,377